THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
     FEBRUARY 9, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT, FOR
        WHICH CONFIDENTIAL TREATMENT WILL EXPIRE ON MAY 15, 2007, BUT FOR
           WHICH CONFIDENTIAL TREATMENT IS NO LONGER REQUESTED OR THE
                         TRANSACTION HAS BEEN COMPLETED.

                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2006
                Check here if Amendment [X]; Amendment Number: 1
                        This Amendment (Check only one):
                              [ ] is a restatement
                              [X] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       Stark Event Management LLC
Address:    3600 South Lake Drive
            St. Francis, Wisconsin 53235-3716

Form 13F File Number:  28-12140

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Daniel J. McNally
Title:      General Counsel
Phone:      (414) 294-7000

Signature, Place and Date of Signing:

/s/  Daniel J. McNally             St. Francis, Wisconsin          May 3, 2007
---------------------------      -------------------------       ---------------
         (Signature)                  (City, State)                  (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   5

Form 13F Information Table Value Total:   $16,790 (thousands)

List of Other Included Managers:          None


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                                                    FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
 Column 1           Column 2    Column 3     Column 4         Column 5            Column 6    Column 7         Column 8
------------------------------------------------------------------------------------------------------------------------------------
                    Title of     CUSIP        Value    Shrs or   SH/     Put/    Investment    Other          Voting Authority
                     Class                   (X$1000)  Prn Amt   PRN     Call    Discretion   Managers    Sole     Shared    None
------------------------------------------------------------------------------------------------------------------------------------
Advo Inc.            Common     007585102    $ 2,421    74,272    SH                Sole                  74,272
------------------------------------------------------------------------------------------------------------------------------------
Univision
Communications
Inc.                 Common     914906102    $ 9,934   280,450    SH                Sole                 280,450
------------------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Co.     Common     717265102    $ 3,592    30,000    SH                Sole                  30,000
------------------------------------------------------------------------------------------------------------------------------------
MacDermid Ind        Common     554273102    $   383    11,240    SH                Sole                  11,240
------------------------------------------------------------------------------------------------------------------------------------
USI Holdings Corp    Common     90333H101    $   460    29,975    SH                Sole                  29,975
------------------------------------------------------------------------------------------------------------------------------------